INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Issued capital	Net investment attributable to owners of the parent	Capital Surplus	Other capital reserves	Retained earnings	Foreign currency translation
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2024			0
Number of shares outstanding at beginning of period (in shares) (Retroactive effect of Capital Reorganization) at Dec. 31, 2024			206,942,440
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024			206,942,440
Equity at beginning of period (Previously stated) at Dec. 31, 2024	$ 1,080		$ 0	$ 3,160	$ 0	$ 0	$ 0	$ (2,080)
Equity at beginning of period (Retroactive effect of Capital Reorganization) at Dec. 31, 2024	0		2	(3,160)	2,143	4	1,011	0
Equity at beginning of period at Dec. 31, 2024	1,080		$ 2	0	2,143	4	1,011	(2,080)
Profit for the period	44	[1]					44
Other comprehensive (loss) income	17					2		15
Total comprehensive income, net of tax	61					2	44	15
Number of shares outstanding at end of period (in shares) at Mar. 31, 2025			206,942,440
Equity at end of period at Mar. 31, 2025	1,141		$ 2	0	2,143	6	1,055	(2,065)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2025			230,863,624
Equity at beginning of period at Dec. 31, 2025	1,299		$ 2	0	2,400	24	965	(2,092)
Profit for the period	85						85
Other comprehensive (loss) income	(44)							(44)
Total comprehensive income, net of tax	41						85	(44)
Other	1					1
Number of shares outstanding at end of period (in shares) at Mar. 31, 2026			230,863,624
Equity at end of period at Mar. 31, 2026	$ 1,341		$ 2	$ 0	$ 2,400	$ 25	$ 1,050	$ (2,136)

[1]	Prior period comparatives have been reclassified to conform with the current period presentation